JPMorgan Hedged Equity 2 Fund
Schedule of Portfolio Investments as of March 31, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan Hedged Equity 2 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 97.3%
Aerospace & Defense — 1.5%
General Dynamics Corp.	22	5,020
Howmet Aerospace, Inc.	63	2,666
Raytheon Technologies Corp.	433	42,456
Textron, Inc.	268	18,933
		69,075
Air Freight & Logistics — 1.2%
FedEx Corp.	35	7,930
United Parcel Service, Inc., Class B	245	47,637
		55,567
Automobile Components — 0.2%
Aptiv plc *	59	6,631
Magna International, Inc. (Canada)	35	1,882
		8,513
Automobiles — 1.5%
Tesla, Inc. *	347	72,048
Banks — 3.3%
Bank of America Corp.	1,329	37,995
Citigroup, Inc.	334	15,671
Fifth Third Bancorp	366	9,750
M&T Bank Corp.	38	4,525
Truist Financial Corp.	581	19,807
US Bancorp	821	29,597
Wells Fargo & Co.	1,077	40,272
		157,617
Beverages — 2.5%
Coca-Cola Co. (The)	926	57,428
Constellation Brands, Inc., Class A	67	15,188
Monster Beverage Corp. *	105	5,678
PepsiCo, Inc.	224	40,884
		119,178
Biotechnology — 3.2%
AbbVie, Inc.	405	64,602
Biogen, Inc. *	55	15,302
BioMarin Pharmaceutical, Inc. *	42	4,116
Neurocrine Biosciences, Inc. *	39	3,950
Regeneron Pharmaceuticals, Inc. *	37	30,832
Sarepta Therapeutics, Inc. *	43	5,876
Vertex Pharmaceuticals, Inc. *	90	28,213
		152,891
Broadline Retail — 3.1%
Amazon.com, Inc. *	1,421	146,751

JPMorgan Hedged Equity 2 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Building Products — 0.9%
Masco Corp.	211	10,492
Trane Technologies plc	169	31,064
		41,556
Capital Markets — 2.7%
Charles Schwab Corp. (The)	94	4,949
CME Group, Inc.	161	30,771
Goldman Sachs Group, Inc. (The)	17	5,588
Intercontinental Exchange, Inc.	203	21,147
Morgan Stanley	223	19,554
Raymond James Financial, Inc.	174	16,230
S&P Global, Inc.	64	22,201
State Street Corp.	133	10,078
		130,518
Chemicals — 2.2%
Air Products and Chemicals, Inc.	29	8,215
Celanese Corp.	30	3,240
Dow, Inc.	278	15,250
DuPont de Nemours, Inc.	65	4,648
Eastman Chemical Co.	157	13,251
Linde plc	92	32,858
LyondellBasell Industries NV, Class A	77	7,183
PPG Industries, Inc.	140	18,735
		103,380
Commercial Services & Supplies — 0.2%
Cintas Corp.	19	8,589
Communications Equipment — 0.2%
Motorola Solutions, Inc.	39	11,145
Consumer Finance — 0.5%
American Express Co.	113	18,596
Capital One Financial Corp.	50	4,827
		23,423
Consumer Staples Distribution & Retail — 0.8%
Costco Wholesale Corp.	72	35,573
Containers & Packaging — 0.1%
Avery Dennison Corp.	19	3,345
Distributors — 0.1%
LKQ Corp.	50	2,830
Diversified Telecommunication Services — 0.0% ^
AT&T, Inc.	70	1,349
Electric Utilities — 1.4%
NextEra Energy, Inc.	610	47,021
PG&E Corp. *	1,102	17,819
		64,840

JPMorgan Hedged Equity 2 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Electrical Equipment — 0.6%
Eaton Corp. plc	170	29,119
Electronic Equipment, Instruments & Components — 0.1%
Corning, Inc.	176	6,194
Energy Equipment & Services — 0.1%
Baker Hughes Co.	239	6,906
Entertainment — 0.6%
Netflix, Inc. *	81	28,018
Financial Services — 4.4%
Berkshire Hathaway, Inc., Class B *	212	65,467
FleetCor Technologies, Inc. *	82	17,265
Mastercard, Inc., Class A	201	73,170
Visa, Inc., Class A	245	55,194
		211,096
Food Products — 0.3%
Mondelez International, Inc., Class A	199	13,872
Ground Transportation — 1.0%
CSX Corp.	295	8,815
Norfolk Southern Corp.	75	15,855
Uber Technologies, Inc. *	156	4,945
Union Pacific Corp.	83	16,784
		46,399
Health Care Equipment & Supplies — 2.4%
Abbott Laboratories	263	26,638
Baxter International, Inc.	291	11,796
Boston Scientific Corp. *	456	22,833
Dexcom, Inc. *	53	6,091
Intuitive Surgical, Inc. *	83	21,178
Medtronic plc	198	15,997
ResMed, Inc.	6	1,396
Stryker Corp.	34	9,559
		115,488
Health Care Providers & Services — 3.0%
Centene Corp. *	212	13,400
CVS Health Corp.	102	7,556
Elevance Health, Inc.	56	25,843
Humana, Inc.	27	12,990
McKesson Corp.	27	9,780
UnitedHealth Group, Inc.	160	75,396
		144,965
Health Care REITs — 0.3%
Ventas, Inc., REIT	338	14,658
Hotel & Resort REITs — 0.0% ^
Host Hotels & Resorts, Inc., REIT	116	1,920

JPMorgan Hedged Equity 2 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Hotels, Restaurants & Leisure — 2.9%
Booking Holdings, Inc. *	11	30,195
Chipotle Mexican Grill, Inc. *	16	27,826
Domino's Pizza, Inc.	18	5,773
Expedia Group, Inc. *	139	13,485
Marriott International, Inc., Class A	89	14,754
McDonald's Corp.	79	22,025
Royal Caribbean Cruises Ltd. *	29	1,863
Yum! Brands, Inc.	165	21,838
		137,759
Household Durables — 0.4%
Lennar Corp., Class A	101	10,648
Toll Brothers, Inc.	98	5,886
Whirlpool Corp.	10	1,251
		17,785
Household Products — 1.6%
Colgate-Palmolive Co.	363	27,235
Kimberly-Clark Corp.	100	13,429
Procter & Gamble Co. (The)	250	37,199
		77,863
Industrial Conglomerates — 1.1%
Honeywell International, Inc.	277	52,935
Industrial REITs — 0.7%
Prologis, Inc., REIT	274	34,178
Insurance — 1.9%
Globe Life, Inc.	86	9,453
MetLife, Inc.	45	2,613
Progressive Corp. (The)	313	44,793
Prudential Financial, Inc.	51	4,182
Travelers Cos., Inc. (The)	159	27,271
		88,312
Interactive Media & Services — 5.1%
Alphabet, Inc., Class A * (a)	914	94,805
Alphabet, Inc., Class C *	685	71,190
Meta Platforms, Inc., Class A * (a)	370	78,523
		244,518
IT Services — 1.2%
Accenture plc, Class A	143	40,977
Cognizant Technology Solutions Corp., Class A	263	16,021
		56,998
Life Sciences Tools & Services — 1.7%
Danaher Corp.	99	25,061
Thermo Fisher Scientific, Inc.	95	54,778
		79,839

JPMorgan Hedged Equity 2 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Machinery — 1.9%
Deere & Co.	88	36,246
Dover Corp.	72	10,915
Otis Worldwide Corp.	208	17,536
Parker-Hannifin Corp.	72	24,395
		89,092
Media — 1.3%
Charter Communications, Inc., Class A *	72	25,735
Comcast Corp., Class A	982	37,214
		62,949
Metals & Mining — 0.3%
Freeport-McMoRan, Inc.	161	6,593
Nucor Corp.	50	7,690
		14,283
Multi-Utilities — 1.5%
Ameren Corp.	134	11,606
CenterPoint Energy, Inc.	449	13,222
CMS Energy Corp.	88	5,423
Dominion Energy, Inc.	140	7,822
Public Service Enterprise Group, Inc.	275	17,169
Sempra Energy	99	14,955
		70,197
Oil, Gas & Consumable Fuels — 4.3%
Chevron Corp.	121	19,781
ConocoPhillips	374	37,150
Diamondback Energy, Inc.	195	26,335
EOG Resources, Inc.	285	32,649
Exxon Mobil Corp. (a)	711	77,938
Marathon Oil Corp.	397	9,513
Phillips 66	30	2,990
		206,356
Passenger Airlines — 0.1%
Southwest Airlines Co.	122	3,958
Pharmaceuticals — 3.5%
Bristol-Myers Squibb Co.	635	44,002
Eli Lilly & Co.	124	42,571
Johnson & Johnson	245	37,947
Merck & Co., Inc.	291	30,979
Pfizer, Inc.	299	12,225
		167,724
Professional Services — 0.3%
Booz Allen Hamilton Holding Corp.	40	3,716
Leidos Holdings, Inc.	117	10,783
		14,499

JPMorgan Hedged Equity 2 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Residential REITs — 0.7%
Equity LifeStyle Properties, Inc., REIT	139	9,350
Sun Communities, Inc., REIT	80	11,271
UDR, Inc., REIT	271	11,130
		31,751
Semiconductors & Semiconductor Equipment — 6.8%
Advanced Micro Devices, Inc. *	382	37,454
Analog Devices, Inc.	232	45,754
Broadcom, Inc.	14	9,162
Lam Research Corp.	73	38,721
NVIDIA Corp. (a)	284	78,987
NXP Semiconductors NV (China)	216	40,285
Qorvo, Inc. *	52	5,244
QUALCOMM, Inc.	16	1,985
Teradyne, Inc.	114	12,295
Texas Instruments, Inc.	302	56,142
		326,029
Software — 9.1%
Adobe, Inc. *	109	42,000
Cadence Design Systems, Inc. *	37	7,837
DocuSign, Inc. *	37	2,137
Intuit, Inc.	68	30,370
Microsoft Corp. (a)	1,059	305,219
Oracle Corp.	210	19,573
Salesforce, Inc. *	69	13,728
Workday, Inc., Class A *	66	13,600
		434,464
Specialized REITs — 0.7%
Equinix, Inc., REIT	20	14,463
SBA Communications Corp., REIT	76	19,805
		34,268
Specialty Retail — 3.2%
AutoNation, Inc. *	58	7,833
AutoZone, Inc. *	10	23,967
Best Buy Co., Inc.	198	15,466
Burlington Stores, Inc. *	41	8,210
Home Depot, Inc. (The)	76	22,591
Lowe's Cos., Inc.	233	46,650
O'Reilly Automotive, Inc. *	15	12,518
TJX Cos., Inc. (The)	178	13,932
		151,167
Technology Hardware, Storage & Peripherals — 7.3%
Apple, Inc. (a)	2,018	332,865
Seagate Technology Holdings plc	256	16,924
		349,789

JPMorgan Hedged Equity 2 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Textiles, Apparel & Luxury Goods — 0.5%
NIKE, Inc., Class B	207	25,367
Tobacco — 0.5%
Altria Group, Inc.	167	7,467
Philip Morris International, Inc.	150	14,578
		22,045
Wireless Telecommunication Services — 0.3%
T-Mobile US, Inc. *	102	14,729
Total Common Stocks (Cost $4,447,865)		4,635,677
	NO. OF CONTRACTS
Options Purchased — 0.4%
Put Options Purchased — 0.4%
Index Funds — 0.4%
S&P 500 Index
4/28/2023 at USD 3,855.00, European Style
Notional Amount: USD 4,769,676
Counterparty: Exchange-Traded * (Cost $78,765)	11,607	18,571
	SHARES (000)
Short-Term Investments — 2.6%
Investment Companies — 2.6%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.68% (b) (c) (Cost $122,564)	122,564	122,564
Total Investments — 100.3% (Cost $4,649,194)		4,776,812
Liabilities in Excess of Other Assets — (0.3)%		(12,833)
NET ASSETS — 100.0%		4,763,979

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	All or a portion of the security is segregated for options written.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2023.

JPMorgan Hedged Equity 2 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
Futures contracts outstanding as of March 31, 2023 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	634	06/16/2023	USD	131,103	7,376

Abbreviations
USD	United States Dollar
Written Call Options Contracts as of March 31, 2023 (amounts in thousands, except number of contracts):

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
S&P 500 Index	Exchange-Traded	11,607	USD 4,769,676	USD 4,290.00	4/28/2023	(13,638)
Written Put Options Contracts as of March 31, 2023 (amounts in thousands, except number of contracts):

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
S&P 500 Index	Exchange-Traded	11,607	USD 4,769,676	USD 3,250.00	4/28/2023	(1,428)
Total Written Options Contracts (Premiums Received $68,033)						(15,066)

Abbreviations
USD	United States Dollar

JPMorgan Hedged Equity 2 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures and options contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$4,776,812	$—	$—	$4,776,812
Appreciation in Other Financial Instruments
Futures Contracts (a)	$7,376	$—	$—	$7,376
Depreciation in Other Financial Instruments
Options Written (a)
Call Options Written	(13,638)	—	—	(13,638)

JPMorgan Hedged Equity 2 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Put Options Written	$(1,428)	$—	$—	$(1,428)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(7,690)	$—	$—	$(7,690)

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2023
Security Description	Value at June 30, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2023	Shares at March 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.68% (a) (b)	$212,012	$1,340,458	$1,429,906	$—	$—	$122,564	122,564	$1,616	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2023.